Revenue, Other Income and Other Gains and Losses	12 Months Ended
Jun. 30, 2022
Disclosure Of Revenue Other Income And Other Gains And Losses [Abstract]
Revenue, Other Income and Other Gains and Losses

NOTE 5: REVENUE, OTHER INCOME AND OTHER GAINS AND LOSSES

	2022 A$	2021 A$	2020 A$
Revenue from Continuing Operations
Licenses	263,634	-	46,662
	263,634	-	46,662

Other Income from Continuing Operations
Interest income	9,869	5,756	58,369
Rent	6,674	203,014	200,284
Government Research and Development Incentives (i)	5,791,688	928,073	2,945,600
Government assistance COVID-19 (Cash flow boost)	-	50,000	50,000
Government assistance COVID-19 (Jobkeeper)	-	121,500	58,500
	5,808,231	1,308,343	3,312,753

(i)
The Government Research and Development Incentives include cash refunds provided by the Australian Government for 43.5% (2021: 43.5%, 2020: 43.5%) of eligible research and development expenditures by Australian entities having a tax loss and less than A$20 million in revenue. The grants are calculated at the end of the fiscal year to which they relate, based on the expenses incurred in and included in the fiscal year's Australian income tax return after registration of the research and development activities with the relevant authorities. There are no unfulfilled conditions or other contingencies attaching to the Government Research and Development Incentive.

	2022 A$	2021 A$	2020 A$
Other gains and losses from Continuing Operations
Net (loss)/gain arising on changes in fair value of contingent consideration (Note 30)	(936,354)	3,212,503	4,823,874
Net gain arising on modification of borrowings measured at amortised costs that were not derecognized (Note 18)	-	-	199,089
Net realised and unrealised foreign currency gains	356,166	1,081,438	(621,016)
(Loss) on disposal of plant and equipment	(1,827)	(21,010)	173,934
	(582,015)	4,272,931	4,575,881